Quarterly portfolio holdings
John Hancock
Lifetime Blend Portfolios
Target date
November 30, 2025
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Portfolios’ investments
2070 LIFETIME BLEND PORTFOLIO

As of 11-30-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 61.8%
Equity - 58.1%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	30,723	$381,890
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	33,415	476,832
Fixed income - 3.7%
Bond, Class NAV, JHSB (MIM US) (B)	2,992	41,323
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	986	8,062
High Yield, Class NAV, JHBT (MIM US) (B)	1,994	6,121

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $874,514)		$914,228
UNAFFILIATED INVESTMENT COMPANIES - 37.4%
Equity - 37.4%
Fidelity Mid Cap Index Fund	4,528	169,166
Fidelity Small Cap Index Fund	1,517	47,682
Vanguard FTSE Developed Markets ETF	1,147	70,621
Vanguard FTSE Emerging Markets ETF	764	41,485
Vanguard S&P 500 ETF	356	223,714

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $528,017)		$552,668
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.6%
U.S. Government - 0.6%
U.S. Treasury STRIPS, PO, 4.741%, 05/15/2055	$2,200	551
U.S. Treasury STRIPS, PO, 4.772%, 02/15/2054	10,600	2,792
U.S. Treasury STRIPS, PO, 4.802%, 11/15/2052	8,800	2,439
U.S. Treasury STRIPS, PO, 4.847%, 08/15/2051	8,400	2,444

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $8,128)		$8,226
SHORT-TERM INVESTMENTS - 4.9%
Short-term funds - 4.9%
John Hancock Collateral Trust, 3.9009% (C)(D)	7,223	72,253

TOTAL SHORT-TERM INVESTMENTS (Cost $71,890)		$72,253
Total investments (Cost $1,482,549) - 104.7%		$1,547,375
Other assets and liabilities, net - (4.7%)		(69,103)
TOTAL NET ASSETS - 100.0%		$1,478,272
2065 LIFETIME BLEND PORTFOLIO

As of 11-30-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 61.7%
Equity - 58.0%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	3,053,278	$37,952,246
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	3,320,783	47,387,571
Fixed income - 3.7%
Bond, Class NAV, JHSB (MIM US) (B)	294,890	4,072,429
2065 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	96,975	$793,255
High Yield, Class NAV, JHBT (MIM US) (B)	196,385	602,901

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $73,116,820)		$90,808,402
UNAFFILIATED INVESTMENT COMPANIES - 37.7%
Equity - 37.7%
Fidelity Mid Cap Index Fund	451,786	16,878,740
Fidelity Small Cap Index Fund	155,123	4,877,070
Vanguard FTSE Developed Markets ETF	114,747	7,064,973
Vanguard FTSE Emerging Markets ETF	76,425	4,149,878
Vanguard S&P 500 ETF	35,648	22,401,559

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $45,119,689)		$55,372,220
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (E)(F)	300	0
ICA Gruppen AB (E)(F)	13	0
Health care - 0.0%
NMC Health PLC (E)(F)	9	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (E)(F)(G)	240	728
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (E)(F)	1,216	0

TOTAL COMMON STOCKS (Cost $303)		$728
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.5%
U.S. Government - 0.5%
U.S. Treasury STRIPS, PO, 4.741%, 05/15/2055	$295,800	74,099
U.S. Treasury STRIPS, PO, 4.772%, 02/15/2054	956,400	251,895
U.S. Treasury STRIPS, PO, 4.802%, 11/15/2052	818,800	226,976
U.S. Treasury STRIPS, PO, 4.847%, 08/15/2051	818,800	238,261

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $826,785)		$791,231
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
John Hancock Collateral Trust, 3.9009% (C)(D)	12,820	128,236

TOTAL SHORT-TERM INVESTMENTS (Cost $127,815)		$128,236
Total investments (Cost $119,191,412) - 100.0%		$147,100,817
Other assets and liabilities, net - (0.0%)		(29,370)
TOTAL NET ASSETS - 100.0%		$147,071,447
2	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

2060 LIFETIME BLEND PORTFOLIO

As of 11-30-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 61.7%
Equity - 58.0%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	7,637,127	$94,929,488
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	8,323,413	118,775,108
Fixed income - 3.7%
Bond, Class NAV, JHSB (MIM US) (B)	736,470	10,170,649
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	242,562	1,984,158
High Yield, Class NAV, JHBT (MIM US) (B)	490,714	1,506,491

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $174,219,188)		$227,365,894
UNAFFILIATED INVESTMENT COMPANIES - 37.6%
Equity - 37.6%
Fidelity Mid Cap Index Fund	1,136,586	42,462,864
Fidelity Small Cap Index Fund	385,422	12,117,676
Vanguard FTSE Developed Markets ETF	287,039	17,672,991
Vanguard FTSE Emerging Markets ETF	191,177	10,380,911
Vanguard S&P 500 ETF	89,440	56,204,991

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $104,414,353)		$138,839,433
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (E)(F)	2,326	0
ICA Gruppen AB (E)(F)	100	0
Health care - 0.0%
NMC Health PLC (E)(F)	73	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (E)(F)(G)	1,860	5,644
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (E)(F)	9,419	0

TOTAL COMMON STOCKS (Cost $2,348)		$5,644
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.6%
U.S. Government - 0.6%
U.S. Treasury STRIPS, PO, 4.741%, 05/15/2055	$753,800	188,830
U.S. Treasury STRIPS, PO, 4.772%, 02/15/2054	2,584,100	680,595
U.S. Treasury STRIPS, PO, 4.802%, 11/15/2052	2,188,000	606,527
U.S. Treasury STRIPS, PO, 4.847%, 08/15/2051	2,085,300	606,797

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,235,263)		$2,082,749
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
John Hancock Collateral Trust, 3.9009% (C)(D)	51,254	512,703

TOTAL SHORT-TERM INVESTMENTS (Cost $512,127)		$512,703
Total investments (Cost $281,383,279) - 100.0%		$368,806,423
Other assets and liabilities, net - (0.0%)		(77,989)
TOTAL NET ASSETS - 100.0%		$368,728,434
2055 LIFETIME BLEND PORTFOLIO

As of 11-30-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 61.7%
Equity - 58.0%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	12,101,739	$150,424,621
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	13,162,001	187,821,753
Fixed income - 3.7%
Bond, Class NAV, JHSB (MIM US) (B)	1,167,005	16,116,341
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	384,362	3,144,084
High Yield, Class NAV, JHBT (MIM US) (B)	777,581	2,387,175

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $271,209,052)		$359,893,974
UNAFFILIATED INVESTMENT COMPANIES - 37.7%
Equity - 37.7%
Fidelity Mid Cap Index Fund	1,794,182	67,030,629
Fidelity Small Cap Index Fund	616,533	19,383,787
Vanguard FTSE Developed Markets ETF	455,238	28,029,004
Vanguard FTSE Emerging Markets ETF	303,203	16,463,923
Vanguard S&P 500 ETF	141,429	88,875,399

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $160,388,968)		$219,782,742
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (E)(F)	4,869	0
ICA Gruppen AB (E)(F)	209	0
Health care - 0.0%
NMC Health PLC (E)(F)	153	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (E)(F)(G)	3,894	11,817
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (E)(F)	19,720	0

TOTAL COMMON STOCKS (Cost $4,917)		$11,817
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.6%
U.S. Government - 0.6%
U.S. Treasury STRIPS, PO, 4.741%, 05/15/2055	$1,207,700	302,534
U.S. Treasury STRIPS, PO, 4.772%, 02/15/2054	4,207,000	1,108,031
U.S. Treasury STRIPS, PO, 4.802%, 11/15/2052	3,506,700	972,078
U.S. Treasury STRIPS, PO, 4.847%, 08/15/2051	3,341,600	972,365

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $3,629,292)		$3,355,008
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.9009% (C)(D)	32,398	324,076

TOTAL SHORT-TERM INVESTMENTS (Cost $324,076)		$324,076
Total investments (Cost $435,556,305) - 100.0%		$583,367,617
Other assets and liabilities, net - (0.0%)		(207,972)
TOTAL NET ASSETS - 100.0%		$583,159,645
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	3

2050 LIFETIME BLEND PORTFOLIO

As of 11-30-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 61.7%
Equity - 58.0%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	15,799,064	$196,382,369
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	17,186,889	245,256,908
Fixed income - 3.7%
Bond, Class NAV, JHSB (MIM US) (B)	1,523,500	21,039,529
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	501,795	4,104,681
High Yield, Class NAV, JHBT (MIM US) (B)	1,015,381	3,117,219

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $353,966,557)		$469,900,706
UNAFFILIATED INVESTMENT COMPANIES - 37.7%
Equity - 37.7%
Fidelity Mid Cap Index Fund	2,343,685	87,560,069
Fidelity Small Cap Index Fund	805,358	25,320,451
Vanguard FTSE Developed Markets ETF (H)	594,858	36,625,407
Vanguard FTSE Emerging Markets ETF	396,185	21,512,846
Vanguard S&P 500 ETF	184,801	116,130,796

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $209,796,681)		$287,149,569
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (E)(F)	6,675	0
ICA Gruppen AB (E)(F)	287	0
Health care - 0.0%
NMC Health PLC (E)(F)	209	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (E)(F)(G)	5,335	16,189
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (E)(F)	27,032	0

TOTAL COMMON STOCKS (Cost $6,739)		$16,189
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.6%
U.S. Government - 0.6%
U.S. Treasury STRIPS, PO, 4.741%, 05/15/2055	$1,578,500	395,421
U.S. Treasury STRIPS, PO, 4.772%, 02/15/2054	5,498,000	1,448,051
U.S. Treasury STRIPS, PO, 4.802%, 11/15/2052	4,582,600	1,270,324
U.S. Treasury STRIPS, PO, 4.847%, 08/15/2051	4,367,200	1,270,802

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $4,743,894)		$4,384,598
SHORT-TERM INVESTMENTS - 4.5%
Short-term funds - 4.5%
John Hancock Collateral Trust, 3.9009% (C)(I)	3,452,656	34,537,268

TOTAL SHORT-TERM INVESTMENTS (Cost $34,538,281)		$34,537,268
Total investments (Cost $603,052,152) - 104.5%		$795,988,330
Other assets and liabilities, net - (4.5%)		(34,421,409)
TOTAL NET ASSETS - 100.0%		$761,566,921
2045 LIFETIME BLEND PORTFOLIO

As of 11-30-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 60.0%
Equity - 54.7%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	17,574,279	$218,448,288
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	18,778,485	267,968,982
Fixed income - 5.3%
Bond, Class NAV, JHSB (MIM US) (B)	2,099,893	28,999,529
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	1,284,435	10,506,676
High Yield, Class NAV, JHBT (MIM US) (B)	2,598,466	7,977,291

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $404,278,651)		$533,900,766
UNAFFILIATED INVESTMENT COMPANIES - 39.2%
Equity - 35.2%
Fidelity Mid Cap Index Fund	2,405,447	89,867,483
Fidelity Small Cap Index Fund	826,580	25,987,689
iShares Global Infrastructure ETF	14,450	911,217
iShares MSCI Global Min Vol Factor ETF	51,996	6,297,236
Vanguard Dividend Appreciation ETF	25,763	5,736,647
Vanguard Energy ETF (H)	26,873	3,430,876
Vanguard FTSE Developed Markets ETF (H)	736,630	45,354,309
Vanguard FTSE Emerging Markets ETF	313,767	17,037,548
Vanguard Global ex-U.S. Real Estate ETF	18,836	900,738
Vanguard Materials ETF	9,059	1,839,430
Vanguard Real Estate ETF	29,792	2,721,199
Vanguard S&P 500 ETF	179,118	112,559,542
Fixed income - 3.2%
Vanguard Total Bond Market ETF	385,363	28,817,445
Alternative markets - 0.8%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	509,097	7,000,084

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $262,750,429)		$348,461,443
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (E)(F)	8,519	0
ICA Gruppen AB (E)(F)	366	0
Health care - 0.0%
NMC Health PLC (E)(F)	267	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (E)(F)(G)	6,811	20,667
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (E)(F)	34,500	0

TOTAL COMMON STOCKS (Cost $8,601)		$20,667
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.8%
U.S. Government - 0.8%
U.S. Treasury STRIPS, PO, 4.741%, 05/15/2055	$2,501,900	626,737
4	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

2045 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury STRIPS, PO, 4.772%, 02/15/2054	8,707,600	$2,293,389
U.S. Treasury STRIPS, PO, 4.802%, 11/15/2052	7,261,400	2,012,904
U.S. Treasury STRIPS, PO, 4.847%, 08/15/2051	6,919,800	2,013,578

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $7,546,608)		$6,946,608
SHORT-TERM INVESTMENTS - 0.4%
Short-term funds - 0.4%
John Hancock Collateral Trust, 3.9009% (C)(I)	391,391	3,915,116

TOTAL SHORT-TERM INVESTMENTS (Cost $3,915,077)		$3,915,116
Total investments (Cost $678,499,366) - 100.4%		$893,244,600
Other assets and liabilities, net - (0.4%)		(3,570,568)
TOTAL NET ASSETS - 100.0%		$889,674,032
2040 LIFETIME BLEND PORTFOLIO

As of 11-30-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 58.6%
Equity - 48.9%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	17,969,397	$223,359,600
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	19,013,985	271,329,566
Fixed income - 9.7%
Bond, Class NAV, JHSB (MIM US) (B)	4,554,762	62,901,265
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	2,487,237	20,345,601
High Yield, Class NAV, JHBT (MIM US) (B)	5,026,151	15,430,284

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $460,430,618)		$593,366,316
UNAFFILIATED INVESTMENT COMPANIES - 40.4%
Equity - 33.4%
Fidelity Mid Cap Index Fund	2,340,739	87,450,018
Fidelity Small Cap Index Fund	790,024	24,838,348
iShares Global Infrastructure ETF	27,456	1,731,375
iShares MSCI Global Min Vol Factor ETF	108,599	13,152,425
Vanguard Dividend Appreciation ETF	40,179	8,946,658
Vanguard Energy ETF	51,163	6,531,980
Vanguard FTSE Developed Markets ETF (H)	896,570	55,201,815
Vanguard FTSE Emerging Markets ETF	223,296	12,124,973
Vanguard Global ex-U.S. Real Estate ETF	36,002	1,721,616
Vanguard Materials ETF (H)	17,407	3,534,491
Vanguard Real Estate ETF	56,978	5,204,370
Vanguard S&P 500 ETF	186,682	117,312,836
Fixed income - 6.2%
Vanguard Total Bond Market ETF	840,601	62,860,143
Alternative markets - 0.8%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	582,646	8,011,383
2040 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $317,263,278)		$408,622,431
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (E)(F)	8,209	$0
ICA Gruppen AB (E)(F)	353	0
Health care - 0.0%
NMC Health PLC (E)(F)	258	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (E)(F)(G)	6,565	19,920
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (E)(F)	33,245	0

TOTAL COMMON STOCKS (Cost $8,288)		$19,920
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.0%
U.S. Government - 1.0%
U.S. Treasury STRIPS, PO, 4.741%, 05/15/2055	$3,678,700	921,531
U.S. Treasury STRIPS, PO, 4.772%, 02/15/2054	12,812,500	3,374,528
U.S. Treasury STRIPS, PO, 4.802%, 11/15/2052	10,679,600	2,960,449
U.S. Treasury STRIPS, PO, 4.847%, 08/15/2051	10,177,100	2,961,412

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $11,285,761)		$10,217,920
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 3.9009% (C)(I)	175,577	1,756,321

TOTAL SHORT-TERM INVESTMENTS (Cost $1,756,356)		$1,756,321
Total investments (Cost $790,744,301) - 100.2%		$1,013,982,908
Other assets and liabilities, net - (0.2%)		(1,592,576)
TOTAL NET ASSETS - 100.0%		$1,012,390,332
2035 LIFETIME BLEND PORTFOLIO

As of 11-30-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 58.7%
Equity - 43.7%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	16,752,050	$208,227,987
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	20,112,225	287,001,449
Fixed income - 15.0%
Bond, Class NAV, JHSB (MIM US) (B)	7,907,698	109,205,308
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,986,189	32,607,028
Global Senior Loan ETF, JHETF (CQS) (B)	113,024	2,818,253
High Yield, Class NAV, JHBT (MIM US) (B)	8,072,636	24,782,991

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $525,912,150)		$664,643,016
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	5

2035 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

UNAFFILIATED INVESTMENT COMPANIES - 39.9%
Equity - 29.2%
Fidelity Mid Cap Index Fund	2,146,974	$80,210,967
Fidelity Small Cap Index Fund	719,093	22,608,277
iShares Global Infrastructure ETF	49,554	3,124,875
iShares MSCI Global Min Vol Factor ETF	194,489	23,554,563
Vanguard Dividend Appreciation ETF	71,416	15,902,201
Vanguard Energy ETF (H)	92,191	11,770,025
Vanguard FTSE Developed Markets ETF	1,002,769	61,740,487
Vanguard FTSE Emerging Markets ETF (H)	177,704	9,649,327
Vanguard Global ex-U.S. Real Estate ETF	64,660	3,092,041
Vanguard Materials ETF	31,060	6,306,733
Vanguard Real Estate ETF	102,615	9,372,854
Vanguard S&P 500 ETF	132,356	83,173,834
Fixed income - 9.9%
Vanguard Short-Term Corporate Bond ETF (H)	35,169	2,815,630
Vanguard Total Bond Market ETF	1,458,873	109,094,523
Alternative markets - 0.8%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	663,220	9,119,275

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $362,279,400)		$451,535,612
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (E)(F)	8,783	0
ICA Gruppen AB (E)(F)	377	0
Health care - 0.0%
NMC Health PLC (E)(F)	276	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (E)(F)(G)	7,026	21,320
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (E)(F)	35,571	0

TOTAL COMMON STOCKS (Cost $8,869)		$21,320
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.4%
U.S. Government - 1.4%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$449,867	442,008
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	885,156	884,199
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	573,987	580,827
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	834,330	856,481
U.S. Treasury STRIPS, PO, 4.741%, 05/15/2055	4,924,100	1,233,509
U.S. Treasury STRIPS, PO, 4.772%, 02/15/2054	17,162,200	4,520,143
U.S. Treasury STRIPS, PO, 4.802%, 11/15/2052	14,305,000	3,965,432
U.S. Treasury STRIPS, PO, 4.847%, 08/15/2051	13,627,600	3,965,466

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $17,950,338)		$16,448,065
2035 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 0.6%
Short-term funds - 0.6%
John Hancock Collateral Trust, 3.9009% (C)(I)	715,871	$7,160,933

TOTAL SHORT-TERM INVESTMENTS (Cost $7,160,823)		$7,160,933
Total investments (Cost $913,311,580) - 100.6%		$1,139,808,946
Other assets and liabilities, net - (0.6%)		(7,252,196)
TOTAL NET ASSETS - 100.0%		$1,132,556,750
2030 LIFETIME BLEND PORTFOLIO

As of 11-30-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 55.9%
Equity - 37.1%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	13,287,254	$165,160,566
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	17,388,604	248,135,377
Fixed income - 18.8%
Bond, Class NAV, JHSB (MIM US) (B)	8,539,545	117,931,110
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	5,663,970	46,331,276
Global Senior Loan ETF, JHETF (CQS) (B)	543,427	13,550,352
High Yield, Class NAV, JHBT (MIM US) (B)	10,246,278	31,456,072

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $504,423,572)		$622,564,753
UNAFFILIATED INVESTMENT COMPANIES - 41.0%
Equity - 25.2%
Fidelity Mid Cap Index Fund	1,661,732	62,082,309
Fidelity Small Cap Index Fund	566,733	17,818,076
iShares Global Infrastructure ETF	66,833	4,214,489
iShares MSCI Global Min Vol Factor ETF	260,674	31,570,228
Vanguard Dividend Appreciation ETF	95,766	21,324,215
Vanguard Energy ETF	124,733	15,924,662
Vanguard FTSE Developed Markets ETF	841,626	51,818,913
Vanguard FTSE Emerging Markets ETF	102,161	5,547,342
Vanguard Global ex-U.S. Real Estate ETF	87,232	4,171,434
Vanguard Materials ETF	41,870	8,501,704
Vanguard Real Estate ETF	137,651	12,573,042
Vanguard S&P 500 ETF	70,880	44,541,701
Fixed income - 15.0%
Vanguard Short-Term Corporate Bond ETF (H)	609,959	48,833,318
Vanguard Total Bond Market ETF	1,576,009	117,853,953
Alternative markets - 0.8%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF (H)	642,475	8,834,031

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $385,188,002)		$455,609,417
6	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

2030 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (E)(F)	7,871	$0
ICA Gruppen AB (E)(F)	338	0
Health care - 0.0%
NMC Health PLC (E)(F)	247	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (E)(F)(G)	6,295	19,100
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (E)(F)	31,878	0

TOTAL COMMON STOCKS (Cost $7,947)		$19,100
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.1%
U.S. Government - 3.1%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$3,527,732	3,466,105
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	6,940,600	6,933,091
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	4,500,789	4,554,423
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	6,543,180	6,716,897
U.S. Treasury STRIPS, PO, 4.741%, 05/15/2055	4,670,100	1,169,881
U.S. Treasury STRIPS, PO, 4.772%, 02/15/2054	16,267,800	4,284,578
U.S. Treasury STRIPS, PO, 4.802%, 11/15/2052	13,561,200	3,759,246
U.S. Treasury STRIPS, PO, 4.847%, 08/15/2051	12,919,400	3,759,388

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $35,951,043)		$34,643,609
SHORT-TERM INVESTMENTS - 3.6%
Short-term funds - 3.6%
John Hancock Collateral Trust, 3.9009% (C)(I)	4,031,320	40,325,702

TOTAL SHORT-TERM INVESTMENTS (Cost $40,325,708)		$40,325,702
Total investments (Cost $965,896,272) - 103.6%		$1,153,162,581
Other assets and liabilities, net - (3.6%)		(40,124,443)
TOTAL NET ASSETS - 100.0%		$1,113,038,138
2025 LIFETIME BLEND PORTFOLIO

As of 11-30-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 53.7%
Equity - 29.2%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	7,630,478	$94,846,845
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	9,488,570	135,401,895
Fixed income - 24.5%
Bond, Class NAV, JHSB (MIM US) (B)	7,847,072	108,368,060
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	4,980,618	40,741,457
2025 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Global Senior Loan ETF, JHETF (CQS) (B)	633,873	$15,805,623
High Yield, Class NAV, JHBT (MIM US) (B)	9,026,332	27,710,838

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $354,581,530)		$422,874,718
UNAFFILIATED INVESTMENT COMPANIES - 41.6%
Equity - 20.8%
Fidelity Mid Cap Index Fund	859,796	32,121,992
Fidelity Small Cap Index Fund	287,836	9,049,574
iShares Global Infrastructure ETF	58,699	3,701,559
iShares MSCI Global Min Vol Factor ETF	215,638	26,115,918
Vanguard Dividend Appreciation ETF	78,577	17,496,741
Vanguard Energy ETF	108,596	13,864,451
Vanguard FTSE Developed Markets ETF	497,332	30,620,731
Vanguard Global ex-U.S. Real Estate ETF	76,959	3,680,179
Vanguard Materials ETF	36,520	7,415,386
Vanguard Real Estate ETF	121,259	11,075,798
Vanguard S&P 500 ETF	14,156	8,895,772
Fixed income - 20.0%
Vanguard Short-Term Corporate Bond ETF (H)	610,119	48,846,127
Vanguard Total Bond Market ETF	1,446,965	108,204,043
Alternative markets - 0.8%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	459,422	6,317,053

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $285,992,643)		$327,405,324
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (E)(F)	5,304	0
ICA Gruppen AB (E)(F)	228	0
Health care - 0.0%
NMC Health PLC (E)(F)	166	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (E)(F)(G)	4,242	12,873
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (E)(F)	21,481	0

TOTAL COMMON STOCKS (Cost $5,355)		$12,873
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.5%
U.S. Government - 4.5%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$4,602,305	4,521,906
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	9,054,689	9,044,892
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	5,871,991	5,941,965
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	8,536,605	8,763,246
U.S. Treasury STRIPS, PO, 4.741%, 05/15/2055	2,613,900	654,793
U.S. Treasury STRIPS, PO, 4.772%, 02/15/2054	9,100,900	2,396,975
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	7

2025 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury STRIPS, PO, 4.802%, 11/15/2052	7,588,000	$2,103,439
U.S. Treasury STRIPS, PO, 4.847%, 08/15/2051	7,230,400	2,103,959

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $36,108,565)		$35,531,175
SHORT-TERM INVESTMENTS - 0.9%
Short-term funds - 0.9%
John Hancock Collateral Trust, 3.9009% (C)(I)	653,259	6,534,617

TOTAL SHORT-TERM INVESTMENTS (Cost $6,534,665)		$6,534,617
Total investments (Cost $683,222,758) - 100.7%		$792,358,707
Other assets and liabilities, net - (0.7%)		(5,302,493)
TOTAL NET ASSETS - 100.0%		$787,056,214
2020 LIFETIME BLEND PORTFOLIO

As of 11-30-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 49.5%
Equity - 22.8%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	2,117,534	$26,320,943
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	3,378,860	48,216,338
Fixed income - 26.7%
Bond, Class NAV, JHSB (MIM US) (B)	3,473,407	47,967,745
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	2,183,532	17,861,294
Global Senior Loan ETF, JHETF (CQS) (B)	366,035	9,127,083
High Yield, Class NAV, JHBT (MIM US) (B)	3,961,979	12,163,276

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $138,500,814)		$161,656,679
UNAFFILIATED INVESTMENT COMPANIES - 44.6%
Equity - 21.2%
Fidelity Mid Cap Index Fund	266,488	9,955,995
Fidelity Small Cap Index Fund	89,260	2,806,346
iShares Global Infrastructure ETF	24,650	1,554,429
iShares MSCI Global Min Vol Factor ETF	90,211	10,925,454
Vanguard Dividend Appreciation ETF	33,071	7,363,920
Vanguard Energy ETF (H)	45,512	5,810,517
Vanguard FTSE Developed Markets ETF	319,233	19,655,176
Vanguard Global ex-U.S. Real Estate ETF	32,272	1,543,247
Vanguard Materials ETF	15,415	3,130,016
Vanguard Real Estate ETF	51,009	4,659,164
Vanguard S&P 500 ETF	2,774	1,743,209
Fixed income - 22.6%
Vanguard Short-Term Corporate Bond ETF	325,688	26,074,581
Vanguard Total Bond Market ETF	640,794	47,918,575
Alternative markets - 0.8%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	194,639	2,676,286
2020 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $128,211,799)		$145,816,915
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (E)(F)	1,639	$0
ICA Gruppen AB (E)(F)	70	0
Health care - 0.0%
NMC Health PLC (E)(F)	51	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (E)(F)(G)	1,309	3,971
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (E)(F)	6,637	0

TOTAL COMMON STOCKS (Cost $1,655)		$3,971
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.9%
U.S. Government - 5.9%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$2,781,214	2,732,627
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	5,472,702	5,466,781
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	3,548,599	3,590,886
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	5,158,860	5,295,824
U.S. Treasury STRIPS, PO, 4.741%, 05/15/2055	799,300	200,228
U.S. Treasury STRIPS, PO, 4.772%, 02/15/2054	2,785,800	733,718
U.S. Treasury STRIPS, PO, 4.802%, 11/15/2052	2,322,000	643,672
U.S. Treasury STRIPS, PO, 4.847%, 08/15/2051	2,212,300	643,752

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $19,360,044)		$19,307,488
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
John Hancock Collateral Trust, 3.9009% (C)(I)	34,903	349,142

TOTAL SHORT-TERM INVESTMENTS (Cost $349,160)		$349,142
Total investments (Cost $286,423,472) - 100.1%		$327,134,195
Other assets and liabilities, net - (0.1%)		(195,909)
TOTAL NET ASSETS - 100.0%		$326,938,286
2015 LIFETIME BLEND PORTFOLIO

As of 11-30-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 46.6%
Equity - 17.4%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	458,189	$5,695,284
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	799,462	11,408,325
Fixed income - 29.2%
Bond, Class NAV, JHSB (MIM US) (B)	1,123,225	15,511,735
8	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

2015 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	701,208	$5,735,882
Global Senior Loan ETF, JHETF (CQS) (B)	142,707	3,558,399
High Yield, Class NAV, JHBT (MIM US) (B)	1,270,577	3,900,670

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $39,667,935)		$45,810,295
UNAFFILIATED INVESTMENT COMPANIES - 46.0%
Equity - 19.7%
Fidelity Mid Cap Index Fund	51,647	1,929,520
Fidelity Small Cap Index Fund	17,361	545,819
iShares Global Infrastructure ETF	7,485	472,004
iShares MSCI Global Min Vol Factor ETF	27,318	3,308,483
Vanguard Dividend Appreciation ETF	10,010	2,228,927
Vanguard Energy ETF	13,831	1,765,804
Vanguard FTSE Developed Markets ETF	92,678	5,706,184
Vanguard Global ex-U.S. Real Estate ETF	9,751	466,293
Vanguard Materials ETF	4,681	950,477
Vanguard Real Estate ETF	15,407	1,407,276
Vanguard S&P 500 ETF	955	600,132
Fixed income - 25.5%
Vanguard Short-Term Corporate Bond ETF	119,298	9,550,998
Vanguard Total Bond Market ETF	207,111	15,487,761
Alternative markets - 0.8%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	58,755	807,881

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $40,321,238)		$45,227,559
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (E)(F)	424	0
ICA Gruppen AB (E)(F)	18	0
Health care - 0.0%
NMC Health PLC (E)(F)	13	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (E)(F)(G)	336	1,021
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (E)(F)	1,716	0

TOTAL COMMON STOCKS (Cost $427)		$1,021
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.3%
U.S. Government - 7.3%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$1,102,984	1,083,716
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	2,170,609	2,168,260
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	1,407,523	1,424,296
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	2,046,240	2,100,566
2015 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury STRIPS, PO, 4.741%, 05/15/2055	150,800	$37,776
U.S. Treasury STRIPS, PO, 4.772%, 02/15/2054	525,100	138,300
U.S. Treasury STRIPS, PO, 4.802%, 11/15/2052	437,300	121,222
U.S. Treasury STRIPS, PO, 4.847%, 08/15/2051	417,200	121,400

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $7,162,414)		$7,195,536
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
John Hancock Collateral Trust, 3.9009% (C)(D)	9,840	98,432

TOTAL SHORT-TERM INVESTMENTS (Cost $98,431)		$98,432
Total investments (Cost $87,250,445) - 100.0%		$98,332,843
Other assets and liabilities, net - 0.0%		626
TOTAL NET ASSETS - 100.0%		$98,333,469
2010 LIFETIME BLEND PORTFOLIO

As of 11-30-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 43.8%
Equity - 12.6%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	271,145	$3,370,329
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	440,020	6,279,089
Fixed income - 31.2%
Bond, Class NAV, JHSB (MIM US) (B)	916,892	12,662,273
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	577,408	4,723,199
Global Senior Loan ETF, JHETF (CQS) (B)	135,494	3,378,543
High Yield, Class NAV, JHBT (MIM US) (B)	1,045,408	3,209,403

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $30,384,790)		$33,622,836
UNAFFILIATED INVESTMENT COMPANIES - 47.3%
Equity - 18.0%
Fidelity Mid Cap Index Fund	12,878	481,120
Fidelity Small Cap Index Fund	12,256	385,339
iShares Global Infrastructure ETF	5,822	367,135
iShares MSCI Global Min Vol Factor ETF	21,303	2,580,006
Vanguard Dividend Appreciation ETF	7,787	1,733,931
Vanguard Energy ETF	10,828	1,382,411
Vanguard FTSE Developed Markets ETF	69,702	4,291,552
Vanguard Global ex-U.S. Real Estate ETF	7,637	365,201
Vanguard Materials ETF	3,622	735,447
Vanguard Real Estate ETF	11,994	1,095,533
Vanguard S&P 500 ETF	643	404,068
Fixed income - 28.5%
Vanguard Short-Term Corporate Bond ETF	114,390	9,158,063
Vanguard Total Bond Market ETF	169,242	12,655,917
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	9

2010 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative markets - 0.8%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	44,842	$616,578

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $33,010,941)		$36,252,301
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (E)(F)	225	0
ICA Gruppen AB (E)(F)	10	0
Health care - 0.0%
NMC Health PLC (E)(F)	7	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (E)(F)(G)	180	546
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (E)(F)	911	0

TOTAL COMMON STOCKS (Cost $227)		$546
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.7%
U.S. Government - 8.7%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$1,063,645	1,045,064
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	2,093,300	2,091,035
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	1,357,429	1,373,605
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	1,973,265	2,025,654
U.S. Treasury STRIPS, PO, 4.741%, 05/15/2055	48,400	12,124
U.S. Treasury STRIPS, PO, 4.772%, 02/15/2054	168,500	44,379
U.S. Treasury STRIPS, PO, 4.802%, 11/15/2052	140,500	38,947
U.S. Treasury STRIPS, PO, 4.847%, 08/15/2051	133,800	38,934

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $6,616,815)		$6,669,742
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
John Hancock Collateral Trust, 3.9009% (C)(D)	12,182	121,860

TOTAL SHORT-TERM INVESTMENTS (Cost $121,859)		$121,860
Total investments (Cost $70,134,632) - 99.9%		$76,667,285
Other assets and liabilities, net - 0.1%		44,996
TOTAL NET ASSETS - 100.0%		$76,712,281
Percentages are based upon net assets.
Security Abbreviations and Legend
CQS	CQS (US), LLC
JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHSB	John Hancock Sovereign Bond Fund
MIM US	Manulife Investment Management (US) LLC
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 11-30-25.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	Non-income producing.
(G)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(H)	All or a portion of this security is on loan as of 11-30-25.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending.
10	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

Notes to Portfolios’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the portfolios’ valuation designee.
In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and other open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Equity securities, including exchange-traded funds or closed-end funds, held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of November 30, 2025, by major security category or type:
	Total value at 11-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
2070 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$914,228	$914,228	—	—
Unaffiliated investment companies	552,668	552,668	—	—
U.S. Government and Agency obligations	8,226	—	$8,226	—
Short-term investments	72,253	72,253	—	—
Total investments in securities	$1,547,375	$1,539,149	$8,226	—

2065 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$90,808,402	$90,808,402	—	—
Unaffiliated investment companies	55,372,220	55,372,220	—	—
Common stocks	728	—	—	$728
U.S. Government and Agency obligations	791,231	—	$791,231	—
Short-term investments	128,236	128,236	—	—
Total investments in securities	$147,100,817	$146,308,858	$791,231	$728

|	11

	Total value at 11-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
2060 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$227,365,894	$227,365,894	—	—
Unaffiliated investment companies	138,839,433	138,839,433	—	—
Common stocks	5,644	—	—	$5,644
U.S. Government and Agency obligations	2,082,749	—	$2,082,749	—
Short-term investments	512,703	512,703	—	—
Total investments in securities	$368,806,423	$366,718,030	$2,082,749	$5,644

2055 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$359,893,974	$359,893,974	—	—
Unaffiliated investment companies	219,782,742	219,782,742	—	—
Common stocks	11,817	—	—	$11,817
U.S. Government and Agency obligations	3,355,008	—	$3,355,008	—
Short-term investments	324,076	324,076	—	—
Total investments in securities	$583,367,617	$580,000,792	$3,355,008	$11,817

2050 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$469,900,706	$469,900,706	—	—
Unaffiliated investment companies	287,149,569	287,149,569	—	—
Common stocks	16,189	—	—	$16,189
U.S. Government and Agency obligations	4,384,598	—	$4,384,598	—
Short-term investments	34,537,268	34,537,268	—	—
Total investments in securities	$795,988,330	$791,587,543	$4,384,598	$16,189

2045 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$533,900,766	$533,900,766	—	—
Unaffiliated investment companies	348,461,443	348,461,443	—	—
Common stocks	20,667	—	—	$20,667
U.S. Government and Agency obligations	6,946,608	—	$6,946,608	—
Short-term investments	3,915,116	3,915,116	—	—
Total investments in securities	$893,244,600	$886,277,325	$6,946,608	$20,667

2040 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$593,366,316	$593,366,316	—	—
Unaffiliated investment companies	408,622,431	408,622,431	—	—
Common stocks	19,920	—	—	$19,920
U.S. Government and Agency obligations	10,217,920	—	$10,217,920	—
Short-term investments	1,756,321	1,756,321	—	—
Total investments in securities	$1,013,982,908	$1,003,745,068	$10,217,920	$19,920

2035 Lifetime Blend Portfolio
Investments in securities:
Assets
12	|

	Total value at 11-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
2035 Lifetime Blend Portfolio (continued)
Affiliated investment companies	$664,643,016	$664,643,016	—	—
Unaffiliated investment companies	451,535,612	451,535,612	—	—
Common stocks	21,320	—	—	$21,320
U.S. Government and Agency obligations	16,448,065	—	$16,448,065	—
Short-term investments	7,160,933	7,160,933	—	—
Total investments in securities	$1,139,808,946	$1,123,339,561	$16,448,065	$21,320

2030 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$622,564,753	$622,564,753	—	—
Unaffiliated investment companies	455,609,417	455,609,417	—	—
Common stocks	19,100	—	—	$19,100
U.S. Government and Agency obligations	34,643,609	—	$34,643,609	—
Short-term investments	40,325,702	40,325,702	—	—
Total investments in securities	$1,153,162,581	$1,118,499,872	$34,643,609	$19,100

2025 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$422,874,718	$422,874,718	—	—
Unaffiliated investment companies	327,405,324	327,405,324	—	—
Common stocks	12,873	—	—	$12,873
U.S. Government and Agency obligations	35,531,175	—	$35,531,175	—
Short-term investments	6,534,617	6,534,617	—	—
Total investments in securities	$792,358,707	$756,814,659	$35,531,175	$12,873

2020 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$161,656,679	$161,656,679	—	—
Unaffiliated investment companies	145,816,915	145,816,915	—	—
Common stocks	3,971	—	—	$3,971
U.S. Government and Agency obligations	19,307,488	—	$19,307,488	—
Short-term investments	349,142	349,142	—	—
Total investments in securities	$327,134,195	$307,822,736	$19,307,488	$3,971

2015 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$45,810,295	$45,810,295	—	—
Unaffiliated investment companies	45,227,559	45,227,559	—	—
Common stocks	1,021	—	—	$1,021
U.S. Government and Agency obligations	7,195,536	—	$7,195,536	—
Short-term investments	98,432	98,432	—	—
Total investments in securities	$98,332,843	$91,136,286	$7,195,536	$1,021

2010 Lifetime Blend Portfolio
Investments in securities:
Assets
|	13

	Total value at 11-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
2010 Lifetime Blend Portfolio (continued)
Affiliated investment companies	$33,622,836	$33,622,836	—	—
Unaffiliated investment companies	36,252,301	36,252,301	—	—
Common stocks	546	—	—	$546
U.S. Government and Agency obligations	6,669,742	—	$6,669,742	—
Short-term investments	121,860	121,860	—	—
Total investments in securities	$76,667,285	$69,996,997	$6,669,742	$546
Level 3 includes securities valued at $0. Refer to Portfolios’ investments.
Investment in affiliated underlying funds. Certain portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each affiliated underlying funds’ net assets.
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
2070 Lifetime Blend Portfolio
Bond	2,992	$12,693	$37,554	$(9,188)	$(8)	$272	$236	—	$41,323
Emerging Markets Debt	986	2,477	7,285	(1,799)	—	99	62	—	8,062
High Yield	1,994	1,883	5,581	(1,348)	(8)	13	53	—	6,121
International Strategic Equity Allocation	30,723	116,994	338,714	(81,905)	(734)	8,821	—	—	381,890
John Hancock Collateral Trust	7,223	60,682	258,792	(247,779)	246	312	647	—	72,253
U.S. Sector Rotation	33,415	146,080	398,298	(82,474)	(797)	15,725	—	—	476,832
					$(1,301)	$25,242	$998	—	$986,481
2065 Lifetime Blend Portfolio
Bond	294,890	$3,591,096	$478,562	$(45,736)	$(508)	$49,015	$43,661	—	$4,072,429
Emerging Markets Debt	96,975	700,575	84,218	(10,125)	340	18,247	11,324	—	793,255
High Yield	196,385	531,918	78,759	(5,748)	(10)	(2,018)	9,640	—	602,901
International Strategic Equity Allocation	3,053,278	33,518,085	3,423,128	(960,531)	135,997	1,835,567	—	—	37,952,246
John Hancock Collateral Trust	12,820	34,138	24,066,737	(23,972,745)	(23)	129	679	—	128,236
U.S. Sector Rotation	3,320,783	41,851,031	3,229,995	(413,574)	56,106	2,664,013	—	—	47,387,571
					$191,902	$4,564,953	$65,304	—	$90,936,638
2060 Lifetime Blend Portfolio
Bond	736,470	$9,413,569	$998,718	$(368,092)	$(1,394)	$127,848	$110,621	—	$10,170,649
Emerging Markets Debt	242,562	1,837,092	157,531	(57,690)	2,020	45,205	28,696	—	1,984,158
High Yield	490,714	1,396,612	152,095	(37,231)	6	(4,991)	24,417	—	1,506,491
International Strategic Equity Allocation	7,637,127	87,846,841	5,483,968	(3,449,321)	523,348	4,524,652	—	—	94,929,488
14	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	51,254	$86,299	$33,534,364	$(33,108,171)	$(98)	$309	$923	—	$512,703
U.S. Sector Rotation	8,323,413	109,686,483	3,287,728	(1,147,001)	145,672	6,802,226	—	—	118,775,108
					$669,554	$11,495,249	$164,657	—	$227,878,597
2055 Lifetime Blend Portfolio
Bond	1,167,005	$15,272,014	$1,657,001	$(1,014,773)	$(14,811)	$216,910	$176,411	—	$16,116,341
Emerging Markets Debt	384,362	2,979,367	319,901	(230,723)	10,075	65,464	45,806	—	3,144,084
High Yield	777,581	2,262,455	260,197	(127,606)	518	(8,389)	38,963	—	2,387,175
International Strategic Equity Allocation	12,101,739	142,543,948	5,531,063	(5,747,398)	916,696	7,180,312	—	—	150,424,621
John Hancock Collateral Trust	32,398	65,609	88,986,883	(88,727,800)	(613)	(3)	994	—	324,076
U.S. Sector Rotation	13,162,001	177,981,863	3,188,472	(4,491,819)	605,924	10,537,313	—	—	187,821,753
					$1,517,789	$17,991,607	$262,174	—	$360,218,050
2050 Lifetime Blend Portfolio
Bond	1,523,500	$19,920,162	$1,831,283	$(975,523)	$(13,364)	$276,971	$230,261	—	$21,039,529
Emerging Markets Debt	501,795	3,882,548	352,640	(229,191)	9,415	89,269	59,792	—	4,104,681
High Yield	1,015,381	2,954,546	263,191	(90,139)	(24)	(10,355)	50,860	—	3,117,219
International Strategic Equity Allocation	15,799,064	184,730,916	7,506,628	(6,425,024)	966,042	9,603,807	—	—	196,382,369
John Hancock Collateral Trust	3,452,656	17,978	232,402,246	(197,878,771)	(3,171)	(1,014)	1,222	—	34,537,268
U.S. Sector Rotation	17,186,889	231,716,835	4,643,242	(5,642,360)	737,347	13,801,844	—	—	245,256,908
					$1,696,245	$23,760,522	$342,135	—	$504,437,974
2045 Lifetime Blend Portfolio
Bond	2,099,893	$26,918,246	$3,050,896	$(1,324,224)	$(16,131)	$370,742	$315,678	—	$28,999,529
Emerging Markets Debt	1,284,435	10,010,372	733,777	(489,878)	20,438	231,967	152,798	—	10,506,676
High Yield	2,598,466	7,600,468	697,222	(293,906)	(371)	(26,122)	129,965	—	7,977,291
International Strategic Equity Allocation	17,574,279	207,582,526	5,876,727	(6,822,695)	1,114,422	10,697,308	—	—	218,448,288
John Hancock Collateral Trust	391,391	3,372,222	52,216,642	(51,673,995)	291	(44)	2,383	—	3,915,116
U.S. Sector Rotation	18,778,485	253,550,728	3,544,614	(4,973,927)	676,074	15,171,493	—	—	267,968,982
					$1,794,723	$26,445,344	$600,824	—	$537,815,882
2040 Lifetime Blend Portfolio
Bond	4,554,762	$60,027,237	$4,109,093	$(2,023,418)	$(28,001)	$816,354	$695,110	—	$62,901,265
Emerging Markets Debt	2,487,237	19,627,089	1,086,351	(862,124)	39,573	454,712	299,265	—	20,345,601
|	15

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
High Yield	5,026,151	$14,921,096	$915,782	$(354,755)	$1,409	$(53,248)	$254,522	—	$15,430,284
International Strategic Equity Allocation	17,969,397	212,691,451	5,894,626	(7,358,555)	1,194,774	10,937,304	—	—	223,359,600
John Hancock Collateral Trust	175,577	231,109	71,832,943	(70,306,654)	(1,040)	(37)	11,253	—	1,756,321
U.S. Sector Rotation	19,013,985	250,924,201	8,269,576	(3,790,748)	495,921	15,430,616	—	—	271,329,566
					$1,702,636	$27,585,701	$1,260,150	—	$595,122,637
2035 Lifetime Blend Portfolio
Bond	7,907,698	$104,853,665	$5,731,809	$(2,759,987)	$(30,590)	$1,410,411	$1,206,507	—	$109,205,308
Emerging Markets Debt	3,986,189	31,574,102	1,354,705	(1,115,555)	51,705	742,071	480,226	—	32,607,028
Global Senior Loan ETF	113,024	2,674,955	209,116	(59,119)	(336)	(6,363)	36,446	—	2,818,253
High Yield	8,072,636	24,003,571	1,305,196	(444,453)	1,727	(83,050)	408,500	—	24,782,991
International Strategic Equity Allocation	16,752,050	201,529,237	5,109,893	(9,843,886)	1,661,006	9,771,737	—	—	208,227,987
John Hancock Collateral Trust	715,871	2,296,825	103,999,234	(99,134,226)	(989)	89	3,067	—	7,160,933
U.S. Sector Rotation	20,112,225	269,990,951	6,015,582	(6,060,064)	926,409	16,128,571	—	—	287,001,449
					$2,608,932	$27,963,466	$2,134,746	—	$671,803,949
2030 Lifetime Blend Portfolio
Bond	8,539,545	$113,576,478	$5,226,254	$(2,376,109)	$7,635	$1,496,852	$1,302,339	—	$117,931,110
Emerging Markets Debt	5,663,970	44,846,332	1,751,275	(1,395,207)	90,547	1,038,329	680,471	—	46,331,276
Global Senior Loan ETF	543,427	12,615,827	1,092,728	(125,755)	(1,039)	(31,409)	173,830	—	13,550,352
High Yield	10,246,278	30,482,029	1,421,159	(343,060)	326	(104,382)	517,571	—	31,456,072
International Strategic Equity Allocation	13,287,254	159,420,553	4,440,470	(7,762,490)	1,443,891	7,618,142	—	—	165,160,566
John Hancock Collateral Trust	4,031,320	2,222,723	77,418,347	(39,315,318)	(43)	(7)	6,146	—	40,325,702
U.S. Sector Rotation	17,388,604	233,115,788	4,390,930	(4,041,195)	624,283	14,045,571	—	—	248,135,377
					$2,165,600	$24,063,096	$2,680,357	—	$662,890,455
2025 Lifetime Blend Portfolio
Bond	7,847,072	$105,334,031	$3,617,758	$(1,973,417)	$9,569	$1,380,119	$1,204,682	—	$108,368,060
Emerging Markets Debt	4,980,618	39,825,014	1,291,567	(1,380,483)	92,844	912,515	603,195	—	40,741,457
Global Senior Loan ETF	633,873	15,208,739	851,301	(217,005)	(1,468)	(35,944)	206,271	—	15,805,623
High Yield	9,026,332	27,076,304	1,103,562	(377,023)	2,325	(94,330)	459,483	—	27,710,838
International Strategic Equity Allocation	7,630,478	92,397,576	1,341,280	(4,122,040)	731,980	4,498,049	—	—	94,846,845
16	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	653,259	$44,741,484	$156,900,896	$(195,107,307)	$750	$(1,206)	$2,174	—	$6,534,617
U.S. Sector Rotation	9,488,570	127,646,563	4,511,070	(4,799,425)	722,335	7,321,352	—	—	135,401,895
					$1,558,335	$13,980,555	$2,475,805	—	$429,409,335
2020 Lifetime Blend Portfolio
Bond	3,473,407	$47,394,640	$1,700,391	$(1,752,671)	$20,509	$604,876	$538,488	—	$47,967,745
Emerging Markets Debt	2,183,532	17,776,135	711,896	(1,072,329)	72,001	373,591	267,583	—	17,861,294
Global Senior Loan ETF	366,035	8,993,051	462,345	(306,727)	(1,311)	(20,275)	119,619	—	9,127,083
High Yield	3,961,979	12,082,056	503,443	(381,377)	4,146	(44,992)	203,709	—	12,163,276
International Strategic Equity Allocation	2,117,534	25,754,225	597,067	(1,496,041)	252,558	1,213,134	—	—	26,320,943
John Hancock Collateral Trust	34,903	290,938	82,143,823	(82,083,760)	(1,837)	(22)	3,014	—	349,142
U.S. Sector Rotation	3,378,860	45,501,694	2,242,921	(2,400,265)	402,136	2,469,852	—	—	48,216,338
					$748,202	$4,596,164	$1,132,413	—	$162,005,821
2015 Lifetime Blend Portfolio
Bond	1,123,225	$15,509,858	$467,469	$(669,878)	$15,726	$188,560	$173,877	—	$15,511,735
Emerging Markets Debt	701,208	5,753,562	168,860	(328,642)	20,444	121,658	85,613	—	5,735,882
Global Senior Loan ETF	142,707	3,525,639	131,668	(90,717)	(399)	(7,792)	46,233	—	3,558,399
High Yield	1,270,577	3,915,296	116,211	(118,143)	1,721	(14,415)	65,147	—	3,900,670
International Strategic Equity Allocation	458,189	5,723,732	23,682	(372,396)	62,992	257,274	—	—	5,695,284
John Hancock Collateral Trust	9,840	2,184	1,210,906	(1,114,658)	2	(2)	478	—	98,432
U.S. Sector Rotation	799,462	10,996,658	177,016	(450,592)	72,984	612,259	—	—	11,408,325
					$173,470	$1,157,542	$371,348	—	$45,908,727
2010 Lifetime Blend Portfolio
Bond	916,892	$12,232,929	$697,745	$(430,009)	$8,759	$152,849	$141,020	—	$12,662,273
Emerging Markets Debt	577,408	4,569,781	257,106	(219,779)	15,344	100,747	69,945	—	4,723,199
Global Senior Loan ETF	135,494	3,189,124	314,944	(117,082)	(717)	(7,726)	44,076	—	3,378,543
High Yield	1,045,408	3,120,302	206,066	(106,109)	1,815	(12,671)	53,312	—	3,209,403
International Strategic Equity Allocation	271,145	3,218,064	204,656	(239,939)	37,399	150,149	—	—	3,370,329
John Hancock Collateral Trust	12,182	9,648,549	2,137,273	(11,664,133)	255	(84)	676	—	121,860
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
U.S. Sector Rotation	440,020	$5,761,989	$479,966	$(337,103)	$47,015	$327,222	—	—	$6,279,089
					$109,870	$710,486	$309,029	—	$33,744,696
For additional information on the portfolios’ significant accounting policies and risks, please refer to the portfolios’ most recent semiannual or annual shareholder report and prospectus.
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